Accrued Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables And Accruals [Abstract]
Bonus payable	$ 1,604,000	$ 1,432,768	$ 1,848,612
Payroll payable	2,000	28,000
Severance and vacation payable		28,388	283,540
Accrued interest	7,286,000	4,420,317	4,149,105
Accrued rent	328,000	409,643	489,191
Accrued expenses	1,928,000	1,401,080	4,592,152
Other	1,302,000	583,890	242,520
Accrued liabilities excluding due to related parties	$ 12,450,000	$ 8,276,086	$ 11,605,120